Income tax (Details 3) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Deferred income tax liabilities, net	$ (152,417,133)	$ (144,814,877)	$ (160,260,544)
Deferred income tax income (expense)	(7,602,257)	32,556,560	64,671,098
Trade Receivabless [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax liabilities, net	41,217	525,451
Deferred income tax income (expense)	(484,234)	23,873	(38,842)
Other Financial Assets [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax liabilities, net	(670,648)	(98,026)
Deferred income tax income (expense)	(572,621)	619,858	(237,402)
Provisions And Other [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax liabilities, net	(10,900,910)	(13,550,113)
Deferred income tax income (expense)	2,649,203	676,707	654,445
Employee Benefit Liability [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax liabilities, net	3,579,799	2,982,421
Deferred income tax income (expense)	597,378	(839,642)	(553,579)
Investments In Associates [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax liabilities, net	(30,614,426)	(25,506,159)
Deferred income tax income (expense)	(5,108,267)	2,634,302	(490,513)
Property Plant And Equipment Materials And Spare Parts [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax liabilities, net	(106,574,528)	(127,566,812)
Deferred income tax income (expense)	20,992,283	5,757,855	37,182,423
Deferred Tax Income [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax liabilities, net	(19,254,242)	(43,021,528)
Deferred income tax income (expense)	23,767,287	(6,522,606)	12,893,266
Tax Loss Carry Forward [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax liabilities, net	12,702,032	64,247,273
Deferred income tax income (expense)	(51,545,242)	22,071,766	(1,772,034)
Tax Inflation Adjustment Asset [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax liabilities, net	4,259	126,989
Deferred income tax income (expense)	(122,728)	(695,844)	(1,554,042)
Tax Inflation Adjustment Liability [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax liabilities, net	(729,686)	(2,954,373)
Deferred income tax income (expense)	$ 2,224,684	$ 8,830,291	$ 18,587,376